Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2019 MXN ($)		Jun. 30, 2019 USD ($)	[2]	Jun. 30, 2018 MXN ($)
Statement of comprehensive income [abstract]
Consolidated net income		$ 12,366	[1]	$ 644	[1]	$ 13,307	[3],[4],[5]
Items that will be reclassified to consolidated net income, net of tax:
Valuation of the effective portion of derivative financial instruments		(502)		(26)		(1,310)	[4],[5]
Income (loss) on hedge of a net investment in foreign operations		472		25		654	[4],[5]
Exchange differences on the translation of foreign operations and equity accounted investees		520		27		(1,142)	[4],[5]
Share of other comprehensive loss of equity accounted investees		(3,450)		(180)		(9,023)	[4],[5]
Total items that will be reclassified		(2,960)		(154)		(10,821)	[4],[5]
Items that will not to be reclassified to consolidated net income in subsequent periods, net of tax:
Remeasurements of the net defined benefit share of other comprehensive in equity accounted investees		(271)		(14)		130	[4],[5]
Remeasurements of the net defined benefit liability		(53)		(3)		342	[4],[5]
Total items that will not be reclassified		(324)		(17)		472	[4],[5]
Other items of comprehensive loss, net of tax		(3,284)		(171)		(10,349)	[4],[5]
Consolidated comprehensive income, net of tax		9,082		473		2,958	[4],[5]
Controlling interest comprehensive income		6,388		334		3,771	[4],[5]
Non-controlling interest comprehensive income (loss)		2,694		139		(813)	[4],[5]
Consolidated comprehensive income, net of tax		9,082		473		2,958	[4],[5]
Controlling comprehensive income from continuing operations, net of tax		6,388		333		3,693	[4],[5]
Controlling comprehensive income from discontinued operations, net of tax	[4],[5]					78
Non-controlling comprehensive income (loss) from continuing operations, net of tax		$ 2,694		$ 140		(901)	[4],[5]
Non-controlling comprehensive income from discontinued operations, net of tax	[4],[5]					$ 88

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively effect method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[3]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1
[4]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines- See Note 4.2.1
[5]	The information herein was not restated with the adjustment, which was not material, to reflect the financial information of its subsidiary in Argentina that operates in a hyperinflationary economic environment.